Interim Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($)		Share capital	Additional paid-in capital	Accumulated and other comprehensive income	Retained earnings	Number of shares	Total
Balance at Jun. 30, 2020		$ 39,139	$ 377,538	$ (247,598)	$ 9,548,474		$ 9,717,553
Balance (in Shares) at Jun. 30, 2020	[1]					12,584,625
Other comprehensive income				1,046,451			1,046,451
Net income					5,108,261		5,108,261
Total comprehensive income for the year				1,046,451	5,108,261		6,154,712
Balance at Jun. 30, 2021		39,139	377,538	798,853	14,656,735		15,872,265
Balance (in Shares) at Jun. 30, 2021	[1]					12,584,625
Other comprehensive income				(643,816)			(643,816)
Net income					1,913,710		1,913,710
Total comprehensive income for the year				(643,816)	1,913,710		1,269,894
Balance at Jun. 30, 2022		39,139	377,538	155,037	16,570,445		17,142,159
Balance (in Shares) at Jun. 30, 2022	[1]					12,584,625
Other comprehensive income				(1,001,189)			(1,001,189)
Net income					4,145		4,145
Total comprehensive income for the year				(1,001,189)	4,145		(997,044)
Balance at Sep. 30, 2022		39,139	377,538	(846,152)	16,574,590		16,145,115
Balance at Jun. 30, 2022		39,139	377,538	155,037	16,570,445		17,142,159
Balance (in Shares) at Jun. 30, 2022	[1]					12,584,625
Other comprehensive income				(1,417,134)			(1,417,134)
Net income					2,774,327		2,774,327
Total comprehensive income for the year				(1,417,134)	2,774,327		1,357,193
Balance at Jun. 30, 2023		39,139	377,538	(1,262,097)	19,344,772		18,499,352
Other comprehensive income				(122,548)			(122,548)
Net income					1,473,192		1,473,192
Total comprehensive income for the year				(122,548)	1,473,192		1,350,644
Balance at Sep. 30, 2023		$ 39,139	$ 377,538	$ (1,384,645)	$ 20,817,964		$ 19,849,996

[1]	Giving retroactive effect to the Reverse Split and Stock Split as detailed in note 13 to the consolidated financial statements.